United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Quarter Ended June 30, 2008

Check here if Amendment [  ];
Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
					      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  	Apex Capital, LLC
Address:  	25 Orinda Way, Suite 300
		Orinda, CA  94563

13F File Number:  28-6260

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.





Person Signing this Report on Behalf of Reporting Manager:

Name:		Sanford J. Colen
Title:		Manager & Principal
Phone:		925-253-1800
Signature, Place, and Date of Signing:



______________________________
Sanford J. Colen,				Orinda, CA	August 1, 2008

Report Type (Check only one.):

[x]	13F Holdings Report.
[  ]	13F Notice.
[  ]	13F Combination Report.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	1

Form 13F Information Table Entry Total:	114

Form 13F Information Table Value Total (x $1000):   $1,560,162

List of Other Included Mangers:

No.	13F File Number	Name:
01	28-6260		Apex Capital, LLC

Item 1:				 Item 2:		Item 3:	 	Item 4: 	Item 5: 	Item 6:		Item 7:		Item 8:
Name of Issuer		 Title of Class		CUSIP	 #	Fair Mkt 	Shares of 	Investment	Managers	Voting Authority
				 					Value	 	Principal	Discretion	See Instr. V	(Shares)
									(x $1000)	Amount	(c) Shared-Other		(b) Shared
		 	  		    							Other

ABBOTT LABORATORIES		common stock	2824100		 $1,589 		30,000		other	1	x
ABERCROMBIE & FITCH CO-CL A	common stock	2896207		 $69,525 		1,109,200	other	1	x
ACACIA RESEARCH - ACACIA TEC	common stock	3881307		 $16,939 		3,781,100	other	1	x
AKORN INC			common stock	9728106		 $3,600 		1,087,600	other	1	x
ALLOS THERAPEUTICS INC	common stock	19777101	 $166 		24,000		other	1	x
AMERICAN EAGLE OUTFITTERS	common stock	02553E106	 $26,411 		1,937,700	other	1	x
AMERICREDIT 			call option	03060R101	 $60 		300,000		other	1	x
AMERITYRE CORP		common stock	03073V107	 $2,439 		1,819,900	other	1	x
APPLE INC			common stock	37833100	 $108,166 	646,000		other	1	x
ARCHER-DANIELS-MIDLAND CO	common stock	39483102	 $11,836 		350,700		other	1	x
ARENA PHARMACEUTICALS INC	common stock	40047102	 $52 		10,000		other	1	x
ARTHROCARE CORP		common stock	43136100	 $25,236 		618,376		other	1	x
ARTHROCARE CORP		put option	43136100	 $74 		 40,000 		other	1	x
ARYX THERAPEUTICS INC		common stock	43387109	 $2,660 		334,600		other	1	x
AUXILIUM PHARMACEUTICALS INC	common stock	05334D107	 $12,439 		370,000		other	1	x
AVIGEN INC			common stock	53690103	 $1,673 		579,032		other	1	x
BIOMARIN PHARMACEUTICAL INC	common stock	09061G101	 $7,825 		270,000		other	1	x
BRIGHAM EXPLORATION CO	common stock	109178103	 $5,224 		330,000		other	1	x
BROADCOM CORP-CL A		common stock	111320107	 $25,737	 	943,100		other	1	x
CABOT OIL & GAS CORP		common stock	127097103	 $1,930 		28,500		other	1	x
CAMERON INTERNATIONAL CORP	common stock	13342B105	 $786 		14,200		other	1	x
CANARGO ENERGY CORP		common stock	137225108	 $3 		11,000		other	1	x
CANO PETROLEUM INC		common stock	137801106	 $2,303 		290,000		other	1	x
CARRIZO OIL & GAS INC		common stock	144577103	 $3,656 		53,700		other	1	x
CELERA CORP			common stock	B2Q5DL4	 $12,058	 	1,061,400	other	1	x
CGX ENERGY INC			common stock	125405100	 $20 		10,000		other	1	x
CHICAGO BRIDGE & IRON-NY SHR	common stock	167250109	 $17,031 		427,700		other	1	x
CHIPOTLE MEXICAN GRILL-CL A	common stock	169656105	 $15,202 		184,000		other	1	x
CHIPOTLE MEXICAN GRILL-CL B	common stock	169656204	 $18,840	 	250,000		other	1	x
CHUBB CORP			common stock	171232101	 $12,341 		251,800		other	1	x
COCA-COLA CO/THE		common stock	191216100	 $9,450 		181,800		other	1	x
COMPUGEN LTD			common stock	2620859		 $75 		35,000		other	1	x
COMSTOCK RESOURCES INC	common stock	205768203	 $2,871 		34,000		other	1	x
CONTINENTAL RESOURCES INC/OK	common stock	212015101	 $7,653 		110,400		other	1	x
COVIDIEN LTD			common stock	G2552X108	 $15,957 		333,200		other	1	x
CYPRESS BIOSCIENCE INC	common stock	232674507	 $6,095 		847,700		other	1	x
CYTOKINETICS INC		common stock	23282W100	 $74 		20,000		other	1	x
DEUTSCHE BOERSE AG		common stock	7021963DE	 $6,422 		56,900		other	1	x
DREAMWORKS ANIMATION SKG-A	common stock	26153C103	 $24,137 		809,700		other	1	x
EBAY INC			common stock	278642103	 $11,112 		406,600		other	1	x
EDGE PETROLEUM CORP		common stock	279862106	 $108 		20,000		other	1	x
ENCORE ACQUISITION CO		common stock	29255W100	 $7,527 		100,100		other	1	x
EOG RESOURCES INC		common stock	26875P101	 $1,312 		10,000		other	1	x
EXCO RESOURCES INC		common stock	269279402	 $16,167 		438,000		other	1	x
EXTERRAN HOLDINGS INC		common stock	30225X103	 $20,825 		291,300		other	1	x
FOREST LABORATORIES INC	common stock	345838106	 $20,844	 	600,000		other	1	x
FREEPORT-MCMORAN COPPER	common stock	35671D857	 $6,047 		51,600		other	1	x
GEN-PROBE INC			common stock	36866T103	 $1,900 		40,000		other	1	x
GENZYME CORP			common stock	372917104	 $2,156 		30,000		other	1	x
G-III APPAREL GROUP LTD		common stock	36237H101	 $629 		51,000		other	1	x
GOLDMAN SACHS GROUP INC	common stock	38141G104	 $1,312 		7,500		other	1	x
GOOGLE INC-CL A		call option	38259P508	 $3,531 		 55,000 		other	1	x
GOOGLE INC-CL A		common stock	38259P508	 $92,650 		176,000		other	1	x
HECLA MINING CO		common stock	422704106	 $14,043 		1,516,500	other	1	x
HESS CORP			common stock	42809H107	 $2,335 		18,500		other	1	x
ICONIX BRAND GROUP INC		common stock	451055107	 $162 		13,372		other	1	x
INTL FUEL TECHNOLOGY INC	common stock	45953X208	 $1,182 		1,847,000	other	1	x
INVERNESS MEDICAL INNOVATION	common stock	46126P106	 $14,595 		440,000		other	1	x
IRSA -SP GDR			common stock	450047204	 $113 		10,000		other	1	x
ISHARES MSCI JAPAN INDEX FD	common stock	464286848	 $125 		10,000		other	1	x
J CREW GROUP INC		common stock	46612H402	 $85,909 		2,602,500	other	1	x
K12 INC				common stock	48273U102	 $584 		27,127		other	1	x
LAMAR ADVERTISING CO-CL A	common stock	512815101	 $12,762 		354,200		other	1	x
LDK SOLAR CO LTD - ADR		common stock	50183L107	 $7,576 		200,000		other	1	x
LEAPFROG ENTERPRISES INC	common stock	52186N106	 $208 		25,000		other	1	x
LEUCADIA NATIONAL CORP	common stock	527288104	 $12,838 		273,500		other	1	x
LEV PHARMACEUTICALS INC	common stock	52730C101	 $18 		10,000		other	1	x
LOWE'S COS INC			common stock	548661107	 $14,913 		718,700		other	1	x
LULULEMON ATHLETICA INC	common stock	550021109	 $30,876 		1,062,500	other	1	x
MCAFEE INC			common stock	579064106	 $9,869 		290,000		other	1	x
MICROSTRATEGY INC-CL A	common stock	594972408	 $8,418 		130,000		other	1	x
MOLECULAR INSIGHT PHARMACEUTcommon stock	60852M104	 $116 		21,000		other	1	x
MONOGRAM BIOSCIENCES INC	common stock	60975U108	 $300 		272,500		other	1	x
NEWFIELD EXPLORATION CO	common stock	651290108	 $13,050 		200,000		other	1	x
NEXCEN BRANDS INC		common stock	653351106	 $6 		10,000		other	1	x
OCCIDENTAL PETROLEUM CORP	common stock	674599105	 $4,493 		50,000		other	1	x
OFFICE DEPOT INC		common stock	676220106	 $10,105 		923,700		other	1	x
OPENWAVE SYSTEMS INC	common stock	683718308	 $15 		10,000		other	1	x
PETROHAWK ENERGY CORP	common stock	716495106	 $17,019 		367,500		other	1	x
PETROLEO BRASILEIRO-SPON ADR	common stock	71654V101	 $4,207 		72,600		other	1	x
PLAINS EXPLORATION & PRODUCT	common stock	726505100	 $2,058 		28,200		other	1	x
POLO RALPH LAUREN CORP	common stock	731572103	 $9,907 		157,800		other	1	x
PRIVATEBANCORP INC		common stock	742962103	 $6,076 		200,000		other	1	x
QUIKSILVER INC			common stock	74838C106	 $10,070 		1,025,500	other	1	x
REGIONS FINANCIAL CORP	common stock	7591EP100	 $4,364 		400,000		other	1	x
SAIC INC				common stock	78390X101	 $21,642 		1,040,000	other	1	x
SCANNER TECHNOLOGIES CORP	common stock	80603Q105	 $1 		10,000		other	1	x
SCHLUMBERGER LTD		common stock	806857108	 $52,168 		485,600		other	1	x
SCHWAB (CHARLES) CORP	common stock	808513105	 $407 		19,800		other	1	x
SCIENTIFIC GAMES CORP-A	common stock	80874P109	 $7,405 		250,000		other	1	x
SHIRE LTD-ADR			common stock	82481R106	 $18,424 		375,000		other	1	x
SOTHEBY'S			call option	835898107	 $1,475 		1,100,000	other	1	x
SOTHEBY'S			common stock	835898107	 $138,653 	5,258,000	other	1	x
SPDR GOLD TRUST		common stock	78463V107	 $471 		5,150		other	1	x
STARBUCKS CORP		call option	855244109	 $640 		1,000,000	other	1	x
STARBUCKS CORP		common stock	855244109	 $28,332 		1,800,000	other	1	x
STERICYCLE INC			common stock	858912108	 $15,510 		300,000		other	1	x
TESSERA TECHNOLOGIES INC	common stock	88164L100	 $244 		14,900		other	1	x
THERMO FISHER SCIENTIFIC INC	common stock	883556102	 $63,889 		1,146,400	other	1	x
THORIUM POWER LTD		common stock	885183103	 $82 		346,500		other	1	x
THQ INC				common stock	872443403	 $19,328 		954,000		other	1	x
TWEEN BRANDS INC		common stock	901166108	 $8,190 		497,600		other	1	x
ULTRA FINANCIALS PROSHARES	common stock	74347R743	 $5,051 		250,775		other	1	x
UNITED AMERICA INDEMNITY-A	common stock	90933T109	 $160 		12,000		other	1	x
URBAN OUTFITTERS INC		common stock	917047102	 $89,749 		2,877,500	other	1	x
VARIAN MEDICAL SYSTEMS INC	common stock	92220P105	 $34,480 		665,000		other	1	x
VERISIGN INC			common stock	92343E102	 $49,291 		1,304,000	other	1	x
WACHOVIA CORP		common stock	929903102	 $10,095 		650,000		other	1	x
WESTERN ALLIANCE BANCORP	common stock	957638109	 $90 		11,574		other	1	x
WET SEAL INC/THE-CLASS A	common stock	961840105	 $48 		10,000		other	1	x
WHOLE FOODS MARKET INC	common stock	966837106	 $5,923 		250,000		other	1	x
WRIGHT MEDICAL GROUP INC	common stock	98235T107	 $13,637 		480,000		other	1	x
XENOPORT INC			common stock	98411C100	 $11,709 		300,000		other	1	x
XINYUAN REAL ESTATE CO L-ADR	common stock	98417P105	 $85 		14,000		other	1	x
   TOTAL								 $1,560,162
